JPMorgan Active China ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Automobile Components — 3.9%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	8,700	172,453
Fuyao Glass Industry Group Co. Ltd., Class A	27,600	244,732
Minth Group Ltd.	40,000	188,318
		605,503
Automobiles — 1.1%
Loncin Motor Co. Ltd., Class A	78,800	173,552
Banks — 9.7%
Bank of China Ltd., Class H	572,000	341,589
China Construction Bank Corp., Class H	562,000	567,468
China Merchants Bank Co. Ltd., Class A	109,100	605,778
		1,514,835
Beverages — 2.8%
Kweichow Moutai Co. Ltd., Class A	2,200	442,732
Biotechnology — 1.1%
GenFleet Therapeutics Shanghai, Inc., Class H *	42,600	167,409
Broadline Retail — 12.5%
Alibaba Group Holding Ltd.	76,200	1,621,047
PDD Holdings, Inc., ADR *	3,204	323,764
		1,944,811
Capital Markets — 3.2%
China International Capital Corp. Ltd., Class H (a)	60,000	162,611
CITIC Securities Co. Ltd., Class A	84,500	340,595
		503,206
Chemicals — 1.2%
Inner Mongolia Berun Chemical Co. Ltd., Class A	159,900	194,109
Consumer Finance — 1.0%
Qfin Holdings, Inc., ADR	10,341	160,803
Electrical Equipment — 4.7%
Contemporary Amperex Technology Co. Ltd., Class A	10,100	508,735
Hongfa Technology Co. Ltd., Class A	53,260	219,424
		728,159
Electronic Equipment, Instruments & Components — 4.0%
Avary Holding Shenzhen Co. Ltd., Class A	17,100	140,071
Luxshare Precision Industry Co. Ltd., Class A	41,500	307,215
WUS Printed Circuit Kunshan Co. Ltd., Class A	18,300	182,718
		630,004
Entertainment — 2.5%
NetEase, Inc.	15,000	388,951
Hotels, Restaurants & Leisure — 2.3%
H World Group Ltd.	53,000	254,546
Meituan * (a)	7,800	96,427
		350,973

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 6.3%
China Life Insurance Co. Ltd., Class H	41,000	182,460
Ping An Insurance Group Co. of China Ltd., Class A	28,100	269,260
Ping An Insurance Group Co. of China Ltd., Class H	56,500	524,057
		975,777
Interactive Media & Services — 15.0%
Meitu, Inc. * (a)	165,000	162,987
Tencent Holdings Ltd.	28,200	2,167,503
		2,330,490
Machinery — 5.3%
Sany Heavy Industry Co. Ltd., Class A	70,000	220,452
Shenzhen Inovance Technology Co. Ltd., Class A	11,400	122,377
Weichai Power Co. Ltd., Class H	63,000	213,547
XCMG Construction Machinery Co. Ltd., Class A	172,100	265,517
		821,893
Metals & Mining — 3.3%
China Hongqiao Group Ltd.	54,000	246,978
Zijin Mining Group Co. Ltd., Class H	52,000	271,129
		518,107
Oil, Gas & Consumable Fuels — 4.8%
China Petroleum & Chemical Corp., Class H	492,000	338,597
China Shenhua Energy Co. Ltd., Class H	33,000	181,570
PetroChina Co. Ltd., Class H	194,000	230,464
		750,631
Pharmaceuticals — 2.1%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	40,000	333,983
Semiconductors & Semiconductor Equipment — 5.7%
Montage Technology Co. Ltd., Class A	11,630	303,038
NAURA Technology Group Co. Ltd., Class A	5,850	398,750
OmniVision Integrated Circuits Group, Inc.	10,400	181,213
		883,001
Specialty Retail — 1.8%
Pop Mart International Group Ltd. (a)	9,600	274,431
Technology Hardware, Storage & Peripherals — 4.7%
Huaqin Technology Co. Ltd., Class A	13,600	168,299
Xiaomi Corp., Class B * (a)	123,400	558,579
		726,878
Textiles, Apparel & Luxury Goods — 0.4%
Xtep International Holdings Ltd.	88,500	58,167
Total Common Stocks (Cost $12,114,381)		15,478,405
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM, 3.79% (b) (c)(Cost $148,602)	148,545	148,604

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 100.3% (Cost $12,262,983)		15,627,009
Liabilities in Excess of Other Assets — (0.3)%		(51,456)
NET ASSETS — 100.0%		15,575,553

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$605,503	$—	$605,503
Automobiles	—	173,552	—	173,552
Banks	—	1,514,835	—	1,514,835
Beverages	—	442,732	—	442,732
Biotechnology	167,409	—	—	167,409
Broadline Retail	323,764	1,621,047	—	1,944,811
Capital Markets	—	503,206	—	503,206
Chemicals	—	194,109	—	194,109

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Finance	$160,803	$—	$—	$160,803
Electrical Equipment	—	728,159	—	728,159
Electronic Equipment, Instruments & Components	—	630,004	—	630,004
Entertainment	—	388,951	—	388,951
Hotels, Restaurants & Leisure	—	350,973	—	350,973
Insurance	—	975,777	—	975,777
Interactive Media & Services	—	2,330,490	—	2,330,490
Machinery	—	821,893	—	821,893
Metals & Mining	—	518,107	—	518,107
Oil, Gas & Consumable Fuels	—	750,631	—	750,631
Pharmaceuticals	—	333,983	—	333,983
Semiconductors & Semiconductor Equipment	—	883,001	—	883,001
Specialty Retail	—	274,431	—	274,431
Technology Hardware, Storage & Peripherals	—	726,878	—	726,878
Textiles, Apparel & Luxury Goods	—	58,167	—	58,167
Total Common Stocks	651,976	14,826,429	—	15,478,405
Short-Term Investments
Investment Companies	148,604	—	—	148,604
Total Investments in Securities	$800,580	$14,826,429	$—	$15,627,009
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	$39,336	$1,218,896	$1,109,629	$(1)	$2	$148,604	148,545	$611	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.